SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

	Shares	Value
Common Stocks - 96.4%
Applications Software - 2.9%
Materialise NV - ADR (1)	5,918	$257,788
Microsoft Corp. (1)	863	184,743
		442,531
Commercial Services - 0.4%
IWG PLC (1)	14,962	64,479

Commercial Services - Finance - 7.4%
Adyen NV (1)	64	122,644
PayPal Holdings, Inc. (1)	2,172	465,069
Square, Inc. - Class A (1)	2,610	550,605
		1,138,318
Communications Software - 0.8%
Zoom Video Communications, Inc. - Class A (1)	251	120,068

Computer Software - 7.0%
Box, Inc. - Class A (1)	2,240	41,866
Citrix Systems, Inc. (1)	250	30,980
Cloudera, Inc. (1)	4,847	56,613
Dropbox, Inc. - Class A (1)	1,957	39,081
MongoDB, Inc. (1)	506	145,379
Slack Technologies, Inc. - Class A (1)	11,313	485,101
Splunk, Inc. (1)	610	124,550
Twilio, Inc. - Class A (1)	471	150,762
		1,074,332
Computers - 0.8%
Apple, Inc. (1)	1,039	123,693

Computers - Other - 1.8%
Stratasys Ltd. (1)	16,601	283,877

Data Processing & Management - 1.1%
DocuSign, Inc. (1)	772	175,923

E-Commerce & Products - 14.3%
Alibaba Group Holding Ltd. - ADR (1)	1,247	328,410
Amazon.com, Inc. (1)	38	120,385
eBay, Inc. (1)	4,665	235,256
Etsy, Inc. (1)	2,508	403,036
JD.com, Inc. - Class A - ADR (1)	4,196	358,129
Meituan - Class B (1)	4,001	149,666
Pinduoduo, Inc. - Class A - ADR (1)	2,579	357,991
Rakuten, Inc. (1)	22,400	251,121
		2,203,994
E-Commerce & Services - 18.1%
Delivery Hero SE (1)	638	77,271
Demae-Can Co. Ltd. (1)	5,390	168,769
Eventbrite, Inc. - Class A (1)	11,781	197,567
Fiverr International Ltd. (1)	2,702	541,292
Groupon, Inc. (1)	1,854	55,917
Grubhub, Inc. (1)	1,072	75,404
Lyft, Inc. - Class A (1)	9,204	351,317
MercadoLibre, Inc. (1)	288	447,359
Uber Technologies, Inc. (1)	8,032	398,869
Upwork, Inc. (1)	14,183	464,068
		2,777,833
E-Marketing & Information - 2.9%
Jumia Technologies AG - ADR (1)	13,910	447,485

Enterprise Software & Services - 1.5%
HubSpot, Inc. (1)	450	177,449
Workday, Inc. - Class A (1)	246	55,298
		232,747
Entertainment Software - 4.1%
HUYA, Inc. - Class A - ADR (1)	9,627	199,183
NetEase, Inc. - ADR (1)	2,503	226,196
Sea Ltd. - Class A - ADR (1)	1,159	209,049
		634,428
Finance - Consumer Loans - 3.0%
LendingClub Corp. (1)	12,944	103,293
LendingTree, Inc. (1)	1,414	361,390
		464,683
Food - Retail - 0.6%
Just Eat Takeaway.com NV (1)	363	38,576
Just Eat Takeaway.com NV (1)	445	47,397
		85,973
Internet Application Software - 3.4%
Shopify, Inc. - Class A (1)	481	524,473

Internet Content - Entertainment - 11.3%
Facebook, Inc. - Class A (1)	1,114	308,545
JOYY, Inc. - Class A - ADR (1)	2,588	230,513
Pinterest, Inc. - Class A (1)	6,177	432,514
Snap, Inc. - Class A (1)	9,132	405,643
Twitter, Inc. (1)	7,903	367,568
		1,744,783
Internet Content - Information & News - 2.4%
Tencent Holdings Ltd.	5,022	364,706

Recreational Vehicles - 0.4%
Camping World Holdings, Inc. - Class A (1)	1,888	57,867

Rubber & Plastic Products - 2.5%
Proto Labs, Inc. (1)	2,740	378,558

Schools - 3.7%
2U, Inc. (1)	9,323	301,226
New Oriental Education & Technology Group, Inc. - ADR (1)	1,649	271,838
		573,064
Transport - Services - 0.6%
FedEx Corp. (1)	298	85,401

Web Hosting & Design - 0.6%
GoDaddy, Inc. - Class A (1)	1,174	93,380

Web Portals & Internet Service Providers - 4.8%
Alphabet, Inc. - Class A (1)	75	131,580
Baidu, Inc. - Class A - ADR (1)	2,725	378,748
Yandex NV - Class A (1)	3,292	227,016
		737,344
Total Common Stocks
(Cost $10,314,664)		14,829,940

Short-Term Investments - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 0.046% (2)	553,335	553,335
Total Short-Term Investments
(Cost $553,335)		553,335

Total Investments in Securities - 100.0%
(Cost $10,867,999)	15,383,275
Other Liabilities in Excess of Assets - (0.0)% (3)	(5,643)
Total Net Assets - 100.0%	$15,377,632

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$14,829,940	$–	$–	$14,829,940
Short-Term Investments	553,335	–	–	553,335
Total Investments in Securities	$15,383,275	$–	$–	$15,383,275